UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	December 31, 2006

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2006

Total Return for the 12 Months Ended December 31, 2006
Class A	Class B	Class C	Class D	Lehman Brothers U.S. Government Index[1]	Lipper General U.S. Government Funds Index[2]
3.01%	3.28%	2.62%	3.27%	3.48%	3.38%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended December 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Market Conditions

The first half of 2006 provided few surprises in the bond market. The Federal Open Market Committee (the "Fed") continued to pursue its monetary tightening policy, raising the target federal funds rate at each of its meetings to 5.25 percent by the end of June. In the second half of the year, as economic growth moderated, the housing sector weakened, and inflation concerns eased, the Fed finally took a widely anticipated respite from its record cycle of 17 consecutive rate increases, electing to keep the target fed funds rate unchanged for the remainder of the year. Despite the pause in its tightening campaign, the Fed continued to acknowledge the potential for inflation risks and reiterated previous statements that further actions regarding interest rates would be data dependent.

Inflation, as measure by the core PCE (Personal Consumption Expenditures) deflator — the Fed's preferred inflation gauge — remained elevated, rising 2.4 percent for the year ended in October, notably above the Fed's historic comfort zone of 1-2 percent. During the last week of December, the financial markets were surprised by stronger than expected data from the Chicago Purchasing Managers Index, new and existing home sales, and consumer confidence reports. This data quelled much of the ongoing speculation that the soft housing and auto markets would translate into moderating economic growth and inflation, and perhaps an ease in Fed policy.

Yields rose across the U.S. Treasury curve during the first six months, though more so on the short end of the curve, which tends to more closely track changes in interest rates. Around mid-year, as expectations of a pause in Fed tightening grew, yields peaked and then drifted lower throughout most of the last half of the year and the bond market rallied. On a net basis, however, Treasury yields across the curve ended 2006 at higher levels than when the year began.

Within the government sector, agency and mortgage issues posted the highest returns for the year while the

Treasury sector underperformed due to its high sensitivity to interest rate changes. Early in the period when yields were rising, higher coupon mortgages performed well as mortgage prepayments slowed. However, in response to a decline in yields in the last months of the year, lower coupon mortgages outperformed.

Performance Analysis

Morgan Stanley U.S. Government Securities Trust underperformed the Lehman Brothers U.S. Government Index and the Lipper General U.S. Government Funds Index for the 12 months ended December 31, 2006, assuming no deduction of applicable sales charges.

During the reporting year, we kept the portfolio's overall duration* relatively low. This posture proved beneficial to performance as interest rates rose across much of the curve. However, when rates declined later in the year, this defensive positioning detracted from relative performance.

The portfolio's underweight versus the Lehman Brothers U.S. Government Index to the agency sector detracted slightly from relative performance as this sector posted solid returns during the period. When interest rates were rising in the second half of the year, the portfolio's emphasis on higher coupon mortgages benefited performance as these issues outperformed their lower coupon counterparts. Higher coupon mortgages typically have slower prepayment rates and as such, tend to be less sensitive to rising interest rates. In the last months of the year, as rates began to fall, this emphasis kept the portfolio from more fully participating in the comparatively better performance of lower coupon mortgages.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION**
U.S. Government Obligations	34.3%
Short-Term Investments	31.7
Mortgage-Backed Securities	17.6
U.S. Government Agencies	10.9
Collateralized Mortgage Obligations	4.3
Foreign Government Obligation	1.2

** Does not include open long futures contracts with an underlying face amount of $342,932,781 with unrealized depreciation of $2,718,797 and open short futures contracts with an underlying face amount of $786,550,291 with unrealized appreciation of $7,509,992.

Data as of December 31, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in U.S. Government securities. In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. Government securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Trust attempts to eliminate duplicate mailings to the same address. The Trust delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended December 31, 2006
Symbol	Class A Shares* (since 07/28/97) USGAX		Class B Shares** (since 06/29/84) USGBX		Class C Shares† (since 07/28/97) USGCX		Class D Shares†† (since 07/28/97) USGDX
1 Year	3.01% (1.37)	[3] [4]	3.28% (1.66)	[3] [4]	2.62% 1.63	[3] [4]	3.27% —	[3]
5 Years	4.25 3.35	[3] [4]	4.29 3.95	[3] [4]	3.70 3.70	[3] [4]	4.47 —	[3]
10 Years	— —		5.37 5.37	[3] [4]	— —		— —
Since Inception	5.27 4.79	[3] [4]	6.94 6.94	[3] [4]	4.80 4.80	[3] [4]	5.50 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers U.S. Government Index is a broad-based measure of U.S. government and Treasury securities. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 – 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/06	12/31/06	07/01/06 – 12/31/06
Class A
Actual (4.03% return)	$1,000.00	$1,040.30	$4.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.77	$4.48
Class B
Actual (4.17% return)	$1,000.00	$1,041.70	$3.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.08	$3.16
Class C
Actual (3.75% return)	$1,000.00	$1,037.50	$7.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$7.02
Class D
Actual (4.04% return)	$1,000.00	$1,040.40	$3.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.03	$3.21

*  Expenses are equal to the Fund's annualized expense ratios of 0.88%, 0.62%, 1.38% and 0.63% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average acc ount value over the period, multiplied by 184/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for six months ended December 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2006

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Obligations (35.5%)
	U.S. Treasury Bonds (21.6%)
$19,500	08/15/29	6.125%	$22,796,729
99,000	08/15/27	6.375	117,833,265
153,000	02/15/27	6.625	186,516,639
54,000	02/15/25	7.625	71,486,766
65,725	08/15/20	8.75	90,885,384
4,750	02/15/15	11.25	6,825,532
			496,344,315
	U.S. Treasury Notes (13.9%)
277,210	02/15/13	3.875	265,396,141
55,000	05/15/14	4.75	55,159,005
			320,555,146
	Total U.S. Government Obligations (Cost $814,855,573)		816,899,461
	Mortgage-Backed Securities (18.2%)
	Government National Mortgage Assoc. I (15.1%)
3,617	08/20/34	5.25	3,629,904
1,421	08/20/34	5.50	1,423,899
24,826	02/15/28 - 09/20/34	6.00	25,196,636
91,900	*	6.50	94,283,656
29,910	03/15/14 - 07/15/31	6.50	30,697,307
74,207	04/15/17 - 03/15/27	7.00	76,700,230
57,935	03/15/07 - 08/15/34	7.50	60,482,450
8,202	10/15/16 - 09/15/31	8.00	8,693,757
14,942	05/15/16 - 11/15/24	8.50	16,040,982
11,046	10/15/08 - 08/15/21	9.00	11,846,193
6,873	10/15/09 - 12/15/20	9.50	7,475,895
9,123	11/15/09 - 11/15/20	10.00	10,104,480
45	06/15/10 - 06/15/15	12.50	50,096
			346,625,485
	Government National Mortgage Assoc. II (1.7%)
35,241	11/20/33 - 04/20/36	4.00	34,660,788
308	04/20/36	4.50	307,022
188	02/20/32	5.00	188,821
478	06/20/32	5.375	480,334
2,534	01/20/24 - 02/20/24	6.50	2,596,771
1,879	03/20/26 - 07/20/29	7.00	1,934,938
			40,168,674

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Government National Mortgage Assoc. GPM I (1.4%)
$31,782	05/20/34	3.75%		$31,242,829
491	09/15/13 - 07/15/15	12.25		541,439
				31,784,268
	Total Mortgage-Backed Securities (Cost $411,317,219)			418,578,427
	U.S. Government Agencies (11.3%)
	Housing Urban Development Ser 99-A (1.5%)
18,800	08/01/10	6.06		19,004,356
15,290	08/01/11	6.16		15,484,259
				34,488,615
	Resolution Funding Corp. Zero Coupon Strips (9.8%)
74,000	10/15/08	0.00		67,948,354
138,134	01/15/12	0.00		109,995,137
61,607	04/15/12	0.00		48,407,207
				226,350,698
	Total U.S. Government Agencies (Cost $257,161,557)			260,839,313
	Foreign Government Obligation (1.2%)
29,130	Egypt Government AID Bond 09/15/15 (Cost $28,581,657)	4.45		28,198,627
	Collaterized Mortgage Obligtions (4.5%)
	Government National Mortgage Assoc.
24,456	2003-100 AB 02/20/26	5.00		24,373,797
46,933	2006-24 PA (PAC) 10/20/35	5.50		47,102,310
6,762	2005-37 (IO) 11/16/32	5.50		919,599
1,476	1999-44 FP (PAC) 06/16/27	5.75	‡	1,479,023
4,481	2002-55 PD (PAC) 09/20/31	6.00		4,503,497
24,430	2002-23 PE (PAC) 04/16/32	6.50		25,267,702
	Total Collaterized Mortgage Obligtions (Cost $103,809,920)			103,645,928
	Short-Term Investments (a) (32.9%)
	Federal Home Loan Banks (16.1%)
115,000	01/10/07	5.15		114,819,035
117,661	01/05/07 - 01/12/07	5.16		117,459,478
23,900	01/05/07	5.165		23,879,426
100,000	01/19/07	5.19		99,711,667
15,000	01/24/07	5.209		14,945,740
				370,815,346

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	Federal Home Loan Mortgage Assoc. (8.3%)
$5,000	01/02/07	5.15%	$4,997,854
115,000	01/16/07	5.16	114,719,783
45,000	01/02/07	5.18	44,980,575
25,225	01/23/07	5.21	25,137,385
			189,835,597
	Federal National Mortgage Assoc. (8.1%)
72,700	02/06/07	5.13	72,306,330
115,000	01/25/07	5.15	114,572,264
			186,878,594
	U.S. Treasury Bill (0.4%)
9,100	01/11/07 †	5.09	9,084,560
	Total Short-Term Investments (Cost $756,831,605)		756,614,097
	Total Investments (Cost $2,372,557,531) (b)(c)	103.6%	2,384,775,853
	Liabilities in Excess of Other Assets	(3.6)	(83,338,935)
	Net Assets	100.0%	$2,301,436,918

  GPM  Graduated Payment Mortgage.

  IO  Interest-Only security.

  PAC  Planned Amortization Class.

  *  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  ‡  Floating rate security, rate shown is the rate in effect at December 31, 2006.

  †  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $2,100,430.

  (a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (b)  Securities have been designated as collateral in an amount equal to $1,232,457,216 in connection with securities purchased on a forward commitment basis and open futures contracts.

  (c)  The aggregate cost for federal income tax purposes is $2,391,252,726. The aggregate gross unrealized appreciation is $9,505,021 and the aggregate gross unrealized depreciation is $15,981,894, resulting in net unrealized depreciation of $6,476,873.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2006 continued

Futures Contracts Open at December 31, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
3,191	Long	U.S. Treasury Notes 10 Year, March 2007	$342,932,781	$(2,718,797)
1,619	Short	U.S. Treasury Bonds 30 Year, March 2007	(180,417,312)	4,022,533
961	Short	U.S. Treasury Notes 2 Year, March 2007	(196,074,041)	498,458
3,903	Short	U.S. Treasury Notes 5 Year, March 2007	(410,058,938)	2,989,001
Net Unrealized Appreciation				$4,791,195

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2006

Assets:
Investments in securities, at value (cost $2,372,557,531)	$2,384,775,853
Cash	54,500
Receivable for:
Interest	18,824,669
Shares of beneficial interest sold	679,877
Variation margin	71,927
Prepaid expenses and other assets	102,558
Receivable from Distributor	745,527
Total Assets	2,405,254,911
Liabilities:
Payable for:
Investments purchased	94,836,732
Shares of beneficial interest redeemed	3,819,019
Dividends and distributions to shareholders	3,094,163
Investment advisory fee	778,156
Distribution fee	723,482
Administration fee	158,286
Transfer agent fee	45,320
Accrued expenses and other payables	362,835
Total Liabilities	103,817,993
Net Assets	$2,301,436,918
Composition of Net Assets:
Paid-in-capital	$2,393,652,292
Net unrealized appreciation	17,009,517
Dividends in excess of net investment income	(12,323,389)
Accumulated net realized loss	(96,901,502)
Net Assets	$2,301,436,918
Class A Shares:
Net Assets	$1,442,659,539
Shares Outstanding (unlimited authorized, $.01 par value)	160,679,564
Net Asset Value Per Share	$8.98
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.38
Class B Shares:
Net Assets	$588,079,987
Shares Outstanding (unlimited authorized, $.01 par value)	65,430,569
Net Asset Value Per Share	$8.99
Class C Shares:
Net Assets	$53,582,273
Shares Outstanding (unlimited authorized, $.01 par value)	5,916,756
Net Asset Value Per Share	$9.06
Class D Shares:
Net Assets	$217,115,119
Shares Outstanding (unlimited authorized, $.01 par value)	24,167,555
Net Asset Value Per Share	$8.98

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations

For the year ended December 31, 2006

Net Investment Income:
Interest Income	$120,554,194
Expenses
Investment advisory fee	9,831,350
Distribution fee (Class A shares)	4,012,823
Distribution fee (Class C shares)	449,295
Transfer agent fees and expenses	2,730,750
Administration fee	2,022,907
Custodian fees	499,570
Shareholder reports and notices	419,463
Registration fees	102,688
Professional fees	88,479
Trustees' fees and expenses	50,330
Other	331,626
Total Expenses	20,539,281
Less: expense offset	(13,031)
Net Expenses	20,526,250
Net Investment Income	100,027,944
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(5,700,184)
Futures contracts	5,815,105
Net Realized Gain	114,921
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(33,966,463)
Futures contracts	6,369,317
Net Depreciation	(27,597,146)
Net Loss	(27,482,225)
Net Increase	$72,545,719

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (Decrease) in Net Assets: Operations:
Net investment income	$100,027,944	$106,469,878
Net realized gain	114,921	19,680,693
Net change in unrealized appreciation	(27,597,146)	(21,354,794)
Net Increase	72,545,719	104,795,777
Dividends to Shareholders from Net Investment Income:
Class A shares	(67,154,036)	(54,370,484)
Class B shares	(29,532,978)	(61,881,850)
Class C shares	(2,204,130)	(2,703,465)
Class D shares	(8,739,252)	(8,983,258)
Total Dividends	(107,630,396)	(127,939,057)
Net decrease from transactions in shares of beneficial interest	(486,559,629)	(487,081,087)
Net Decrease	(521,644,306)	(510,224,367)
Net Assets:
Beginning of period	2,823,081,224	3,333,305,591
End of Period
(Including dividends in excess of net investment income of $12,323,389 and $19,421,527, respectively)	$2,301,436,918	$2,823,081,224

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006 continued

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C — up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at December 31, 2006.

At December 31, 2006, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan," the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of December 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006 continued

The Distributor has informed the Fund that for the year ended December 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,477,458 and $7,222, respectively and received $171,432 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2006 were $1,544,093,631 and $2,059,806,533, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,277. At December 31, 2006, the Fund had an accrued pension liability of $63,639 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006 continued

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, the Fund may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED DECEMBER 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	5,942,631	$53,144,935	7,828,665	$71,535,567
Conversion from Class B	3,794,576	33,827,430	191,354,524	1,748,934,523
Reinvestment of dividends	4,756,114	42,481,680	3,798,045	34,681,980
Redeemed	(49,913,683)	(446,239,035)	(33,187,809)	(302,528,017)
Net increase (decrease) — Class A	(35,420,362)	(316,784,990)	169,793,425	1,552,624,053
CLASS B SHARES
Sold	3,102,789	27,766,865	6,910,637	63,219,869
Conversion to Class A	(3,790,324)	(33,827,430)	(190,941,694)	(1,748,934,523)
Reinvestment of dividends	1,984,694	17,747,389	3,772,007	34,450,404
Redeemed	(21,965,869)	(196,606,333)	(37,658,291)	(344,042,143)
Net decrease — Class B	(20,668,710)	(184,919,509)	(217,917,341)	(1,995,306,393)
CLASS C SHARES
Sold	652,672	5,890,668	941,457	8,680,615
Reinvestment of dividends	170,085	1,532,677	205,630	1,892,753
Redeemed	(2,381,168)	(21,458,712)	(2,373,022)	(21,829,432)
Net decrease — Class C	(1,558,411)	(14,035,367)	(1,225,935)	(11,256,064)
CLASS D SHARES
Sold	9,611,797	85,358,596	3,389,847	31,035,655
Reinvestment of dividends	750,502	6,715,042	733,130	6,694,298
Redeemed	(7,028,344)	(62,893,401)	(7,764,515)	(70,872,636)
Net increase (decrease) — Class D	3,333,955	29,180,237	(3,641,538)	(33,142,683)
Net decrease in Fund	(54,313,528)	$(486,559,629)	(52,991,389)	$(487,081,087)

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006 continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Ordinary income	$107,630,396	$127,939,057
As of December 31, 2006, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$1,762,796
Undistributed long-term gains	—
Net accumulated earnings	1,762,796
Capital loss carryforward*	(75,765,981)
Post-October losses	(11,663,004)
Temporary differences	(72,312)
Net unrealized depreciation	(6,476,873)
Total accumulated losses	$(92,215,374)

*As of December 31, 2006, the Fund had a net capital loss carryforward of $75,765,981 of which $6,588,410 will expire on December 31, 2007, $51,927,024 will expire on December 31, 2013 and $17,250,547 will expire on December 31, 2014 to offset future capital gains to the extent provided by regulations.

As of December 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006 continued

Permanent differences, due to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2006:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$14,700,590	$(11,989,273)	$(2,711,317)

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2006 continued

SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

11. Fund Merger

On October 31, 2006, the Board of Trustees of Morgan Stanley Government Income Trust ("Government Income") and the Fund approved a plan of reorganization whereby Government Income would be merged into the Fund. The plan of reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held on or about March 6, 2007. If approved, the assets of Government Income would be combined with the assets of the Fund and shareholders of Government Income would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holding in Government Income.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.09	$9.15	$9.21	$9.41	$8.99
Income (loss) from investment operations:
Net investment income	0.33	0.31	0.24	0.26	0.43
Net realized and unrealized gain (loss)	(0.07)	0.00	0.07	(0.12)	0.45
Total income from investment operations	0.26	0.31	0.31	0.14	0.88
Less dividends from net investment income	(0.37)	(0.37)	(0.37)	(0.34)	(0.46)
Net asset value, end of period	$8.98	$9.09	$9.15	$9.21	$9.41
Total Return†	3.01%	3.47%	3.41%	1.48%	10.07%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.89%	0.87%	0.81%	0.76%	0.75%
Net investment income	3.88%	3.37%	2.94%	2.94%	4.50%
Supplemental Data:
Net assets, end of period, in thousands	$1,442,660	$1,781,950	$240,835	$242,335	$235,787
Portfolio turnover rate	78%	182%	212%	153%	85%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004		2003		2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.10	$9.17	$9.23		$9.43		$9.00
Income (loss) from investment operations:
Net investment income	0.35	0.32	0.25		0.26		0.40
Net realized and unrealized gain (loss)	(0.06)	(0.01)	0.07		(0.12)		0.46
Total income from investment operations	0.29	0.31	0.32		0.14		0.86
Less dividends from net investment income	(0.40)	(0.38)	(0.38)		(0.34)		(0.43)
Net asset value, end of period	$8.99	$9.10	$9.17		$9.23		$9.43
Total Return†	3.28%	3.46%	3.52%		1.49%		9.91%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.64%	0.72%	0.70	%(2)	0.76	%(2)	1.00	%(2)
Net investment income	4.13%	3.52%	3.05	%(2)	2.95	%(2)	4.25	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$588,080	$783,193	$2,787,959		$3,461,241		$4,440,980
Portfolio turnover rate	78%	182%	212%		153%		85%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2004	0.93%	2.82%
December 31, 2003	1.32	2.38
December 31, 2002	1.29	3.96

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.17	$9.23	$9.29	$9.49	$9.07
Income (loss) from investment operations:
Net investment income	0.29	0.27	0.20	0.21	0.38
Net realized and unrealized gain (loss)	(0.07)	0.00	0.06	(0.12)	0.45
Total income from investment operations	0.22	0.27	0.26	0.09	0.83
Less dividends from net investment income	(0.33)	(0.33)	(0.32)	(0.29)	(0.41)
Net asset value, end of period	$9.06	$9.17	$9.23	$9.29	$9.49
Total Return†	2.62%	2.87%	2.86%	0.93%	9.42%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.39%	1.33%	1.34%	1.32%	1.29%
Net investment income	3.38%	2.91%	2.41%	2.38%	3.96%
Supplemental Data:
Net assets, end of period, in thousands	$53,582	$68,513	$80,342	$105,392	$129,515
Portfolio turnover rate	78%	182%	212%	153%	85%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.09	$9.16	$9.22	$9.42	$8.99
Income (loss) from investment operations:
Net investment income	0.35	0.32	0.26	0.28	0.45
Net realized and unrealized gain (loss)	(0.06)	0.00	0.07	(0.12)	0.46
Total income from investment operations	0.29	0.32	0.33	0.16	0.91
Less dividends from net investment income	(0.40)	(0.39)	(0.39)	(0.36)	(0.48)
Net asset value, end of period	$8.98	$9.09	$9.16	$9.22	$9.42
Total Return†	3.27%	3.59%	3.63%	1.67%	10.41%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.64%	0.62%	0.59%	0.57%	0.54%
Net investment income	4.13%	3.62%	3.16%	3.13%	4.71%
Supplemental Data:
Net assets, end of period, in thousands	$217,115	$189,425	$224,169	$308,984	$309,109
Portfolio turnover rate	78%	182%	212%	153%	85%

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley U.S. Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Securities Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 20, 2007

Morgan Stanley U.S. Government Securities Trust

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meeting was held on August 1, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	152,079,931	4,881,147	0	0
Kathleen A. Dennis	152,060,339	4,900,739	0	0
James F. Higgins	151,998,305	4,962,773	0	0
Joseph J. Kearns	152,080,838	4,880,240	0	0
Michael F. Klein	151,995,662	4,965,416	0	0
W. Allen Reed	151,986,969	4,974,109	0	0
Fergus Reid	151,914,402	5,046,676	0	0

The following Trustees were not standing for reelection at this meeting; Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	137,817,534	5,737,684	4,787,955	8,617,905
Elimination of the fundamental policy restricting purchases of securities on margin	137,393,673	6,033,946	4,915,554	8,617,905

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	138,665,925	5,131,278	4,545,970	8,617,905
Modify fundamental policy regarding borrowing money	137,525,381	6,092,861	4,724,931	8,617,905
Modify fundamental policy regarding loans	137,678,017	6,056,185	4,608,971	8,617,905
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	137,486,480	5,979,937	4,876,756	8,617,905
Modify fundamental policy regarding issuance of senior securities	138,400,350	5,332,376	4,610,447	8,617,905
Modify fundamental policy limiting investments to securities backed by the "full faith and credit" of the U.S. Government	138,194,447	5,369,814	4,778,912	8,617,905

Morgan Stanley U.S. Government Securities Trust

Results of Special Shareholder Meeting (unaudited) continued

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	137,395,251	6,069,144	4,878,778	8,617,905
Reclassification as non-fundamental the fundamental policy prohibiting or limiting investments in illiquid or restricted securities	137,597,739	5,718,872	5,026,562	8,617,905

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of December 31, 2006.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)
Of the Fund's ordinary dividends paid during the fiscal year ended December 31, 2006, 60.35% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY FUNDS

Morgan Stanley
U.S. Government Securities Trust

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

Annual Report

December 31, 2006

USGANR RA07-00142P-Y12/06

Item 1 - Report to Shareholders

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

	Registrant		Covered Entities(1)
Audit Fees	$45,700		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,162,000	(2)
Tax Fees	$5,150	(3)	$1,389,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$5,681		$6,551,000

Total	$51,381		$6,551,000

2005

	Registrant		Covered Entities(1)
Audit Fees	$44,484		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$3,215,745	(2)
Tax Fees	$4,563	(3)	$24,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$5,103		$3,239,745

Total	$49,587		$3,239,745

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)   See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007